Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	F-1
Entity Central Index Key	0001671502
Entity Registrant Name	QUOIN PHARMACEUTICALS LTD.
Entity Emerging Growth Company	false
Amendment Flag	false